SUBSEQUENT EVENTS (Details Narrative)																																				3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 19, 2021 USD ($) shares	Oct. 14, 2021 $ / shares shares	Oct. 06, 2021 USD ($) shares	Oct. 05, 2021 USD ($)	Sep. 21, 2021 USD ($)	Sep. 16, 2021 USD ($)	Aug. 11, 2021 USD ($) shares	Jul. 09, 2021 USD ($) shares	Jul. 08, 2021 shares	Jul. 02, 2021 USD ($) $ / shares shares	Jul. 01, 2021 USD ($) shares	Jun. 29, 2021 USD ($) shares	Jun. 25, 2021 USD ($) shares	Jun. 04, 2021 USD ($) d / TradingDays	May 18, 2021 USD ($) shares	May 13, 2021 USD ($) shares	Apr. 09, 2021	Mar. 19, 2021 shares	Mar. 02, 2021 USD ($) d / TradingDays $ / shares	Mar. 02, 2021 USD ($) d / TradingDays $ / shares	Feb. 17, 2021 shares	Feb. 16, 2021 shares	Feb. 12, 2021	Feb. 11, 2021 USD ($)	Feb. 08, 2021 USD ($) shares	Feb. 05, 2021 USD ($) d / TradingDays $ / shares	Dec. 30, 2020 shares	Dec. 29, 2020 USD ($) shares	Nov. 27, 2020 USD ($) shares	Sep. 23, 2020 USD ($) shares	Aug. 18, 2020 shares	Aug. 17, 2020 USD ($) shares	Aug. 06, 2020 USD ($) shares	Jul. 27, 2020 USD ($) shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Mar. 31, 2021 shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Oct. 14, 2021 d / TradingDays $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 11, 2021 shares	Jul. 10, 2021 shares	Jul. 07, 2021 USD ($)	Oct. 14, 2020 USD ($) $ / shares	Mar. 12, 2020 $ / shares	Dec. 31, 2019 shares
Subsequent Event [Line Items]
Number of common stock shares issued | shares												14,700,000	7,225,972		6,000,000	2,500,000											10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000
Principal amount												$ 114,660	$ 51,369		$ 60,000	$ 25,000												$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000
Interest payable													658
Common stock excess amount												120,540	63,589		123,600	51,500
Issuance of Preferred B stock in satisfaction of loan payable to officer												235,200	115,616		183,600	76,500												41,051	$ 163,000	48,000		60,000	26,778	72,800			$ 6,000
Liability reduction												$ 114,660	$ 52,027		$ 60,000	$ 25,000												17,694		$ 24,000		$ 40,000	8,926	$ 20,000
Conversion price | $ / shares																																						$ 0.00906	$ 0.0078		$ 0.00906
Debt conversion, amount																																							$ 734,516
Warrants exercise price | $ / shares																																														$ 0.04
Shares issued for debt conversion | shares																																							6,000
Common Stock, Shares Authorized | shares																																						250,000,000	250,000,000		250,000,000						250,000,000
Preferred Stock, Shares Authorized | shares																																						2,000,000	2,000,000		2,000,000						2,000,000
Debt instrument, description																	The Note accrues interest at 12% if paid within 60 days and thereafter 15% compounding monthly. The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 9, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder was 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein
Interest amount																												$ 494					$ 726
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Restricted shares issued for acquiring assets, shares | shares																					1,616,379
Chief Financial Officer [Member]
Subsequent Event [Line Items]
Restricted shares issued for acquiring assets, shares | shares																					766,379
Board of Directors [Member]
Subsequent Event [Line Items]
Shares vested | shares																																							766,379		766,379
Consultant [Member]
Subsequent Event [Line Items]
Restricted shares issued for acquiring assets, shares | shares																		750,000
Consulting agreement description																							On February 12, 2021, the Company entered into a Consulting Agreement (the “Agreement”) with Sylios Corp (the “Consultant”) for preparation of the Company’s financial reports. Under the terms of the Agreement, the Consultant is to assist the Company in the preparation of its Annual Report on Form 10-K and its Registration Statement on Form S-1. The Agreement shall have a term of three (3) months or until the Company’s Registration Statement on Form S-1 is filed with the Securities and Exchange Commission. As compensation, the Consultant, or its designee, shall receive 750,000 shares of common stock.
Lyell Environmental Services Inc [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross							$ 50,000
Business Combination, Consideration Transferred							$ 1,300,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares							1,000,000
GPL Ventures LLC [Member]
Subsequent Event [Line Items]
Principal amount																																						$ 16,000	$ 16,000		$ 16,000
Debt instrument, maturity date														Jun. 04, 2022					Mar. 02, 2022							Feb. 05, 2022									Jun. 23, 2021
Conversion price | $ / shares																										$ 0.01									$ 0.01
Debt term														1 year					1 year							1 year									1 year
Debt instrument, interest rate														10.00%					10.00%	10.00%						10.00%									10.00%
Debt instrument, description																																			The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Convertible promissory note														$ 150,000					$ 50,000	$ 50,000						$ 75,000									$ 100,000
Trading percentage														60.00%					60.00%							60.00%									60.00%
Trading days | d / TradingDays														20					20							20									20
GPL Ventures LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date																				Mar. 02, 2022						Feb. 05, 2022
Conversion price | $ / shares																			$ 0.01	$ 0.01						$ 0.01
Debt term																				1 year						1 year
Debt instrument, description																				The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.						The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Convertible promissory note																			$ 50,000	$ 50,000						$ 75,000
Trading percentage																				60.00%						60.00%
Trading days | d / TradingDays																				20						20
Debt instrument, interest rate																			10.00%	10.00%						10.00%
Quick Capital, LLC [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate																										10.00%
Convertible promissory note														$ 150,000												$ 25,000
Quick Capital, LLC [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date																										Feb. 05, 2022
Conversion price | $ / shares																										$ 0.01
Debt term																										1 year
Debt instrument, description																										The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Convertible promissory note																										$ 25,000
Trading percentage																										60.00%
Trading days | d / TradingDays																										20
Debt instrument, interest rate																										10.00%
Securities Purchase Agreement [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Warrants to purchase | shares		66,666,667																																						66,666,667
Warrants exercise price | $ / shares		$ 0.015																																						$ 0.015
Warrants term		5 years																																						5 years
Securities Purchase Agreement [Member] | Labrys Fund LP [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares									1,000,000
Proceeds from notes payable										$ 100,000
Debt instrument, maturity date										Jul. 02, 2022
Conversion price | $ / shares										$ 0.015
Debt conversion, amount										$ 1,750
Debt term										1 year
Debt instrument, interest rate										12.00%
Warrants to purchase | shares										5,000,000
Warrants exercise price | $ / shares										$ 0.02
Warrants term										5 years
Settlement Agreement [Member] | C A R E And C F S I Notes [Member]
Subsequent Event [Line Items]
Forgivness of outstanding principal						$ 495,000
Interest amount						$ 157,995
Asset Purchase Agreement [Member] | Amwaste, Inc (Seller) [Member]
Subsequent Event [Line Items]
Principal amount																									$ 110,000
Debt instrument, description																									The Note principal shall be reduced by $10,000 if the Note is paid in full on or before March 8, 2021.
Payments for purchasing assets																								$ 50,000	$ 150,000
Restricted shares issued for acquiring assets, shares | shares																						2,000,000			2,000,000
Registration Rights Agreement [Member] | GPL Ventures LLC [Member]
Subsequent Event [Line Items]
Debt instrument, description																				The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on March 9, 2021.						The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on February 10, 2021.
Registration Rights Agreement [Member] | Quick Capital, LLC [Member]
Subsequent Event [Line Items]
Debt instrument, description																										The Company and Quick also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on February 12, 2021.
Employment Agreement [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Shares vested | shares																																						850,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares															4,000,000
Principal amount															$ 40,000
Common stock excess amount															83,600
Issuance of Preferred B stock in satisfaction of loan payable to officer															123,600
Liability reduction															$ 40,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized | shares																																										500,000,000	250,000,000
Preferred Stock, Shares Authorized | shares																																										5,000,000	2,000,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares			2,000,000
Issuance of Preferred B stock in satisfaction of loan payable to officer			$ 48,000	$ 4,000,000
Accrued wages				$ 98,000
Subsequent Event [Member] | Chief Operating Officer [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares			6,000,000
Issuance of Preferred B stock in satisfaction of loan payable to officer			$ 144,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares			2,000,000
Issuance of Preferred B stock in satisfaction of loan payable to officer			$ 48,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of Preferred B stock in satisfaction of loan payable to officer					$ 4,512,497
Subsequent Event [Member] | Lyell Environmental Services Inc [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 50,000
Business Combination, Consideration Transferred	$ 1,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	1,000,000
Subsequent Event [Member] | GPL Ventures [Member]
Subsequent Event [Line Items]
Debt conversion, amount								$ 24,000
Notes payable								$ 41,000
Shares issued for debt conversion | shares								2,758,620
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from notes payable	$ 186,537.92
Debt instrument, description	The Promissory Note accrues interest at 7% per annum and is due on December 18, 2021. The transaction closed on October 19, 2021.
Subsequent Event [Member] | BHP Capital NY Inc and Quick Capital LLC Member
Subsequent Event [Line Items]
Debt instrument, maturity date																																								Oct. 14, 2022
Conversion price | $ / shares																																													$ 0.01
Convertible promissory note																																													$ 666,667
Trading percentage																																								70.00%
Discount rate																																								30.00%
Trading days | d / TradingDays																																								20
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares		2,298,852						7,823,177		4,629,964	8,300,345
Principal amount										$ 35,340	$ 64,554																																	$ 65,000
Interest payable								$ 3,062		774	189
Common stock excess amount										72,690	98,774
Issuance of Preferred B stock in satisfaction of loan payable to officer										108,804	163,517
Liability reduction										$ 36,114	$ 64,743
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued | shares										4,344,595
Principal amount										$ 33,888
Common stock excess amount										68,210
Issuance of Preferred B stock in satisfaction of loan payable to officer										102,098
Liability reduction										$ 33,888